Fees and commission Income (Tables)	12 Months Ended
Dec. 31, 2018
Fee and commission income [abstract]
Disclosure Of Fee And Commission Income From Contracts With Customers Broken Down By Main Services Explanatory [Text Block]
Fees and commission income from contracts with customers broken down by main types of services according to the scope of IFRS 15, beginning after January 1 st
, 2018, are detailed below:

	December 31, 2018
	Syndicated loans	Documentary letters of credit	Stand-by letters of credit and guarantees	Credit commitments	Other	Total

Openning and confirmation	-	7,333	2,460	874	-	10,667
Negotiation and acceptance	-	379	100	-	-	479
Amendment	-	46	1,230	-	-	1,276
Structuring	4,625	-	-	325	-	4,950
Other	-	(4)	-	(151)	(32)	(187)
	4,625	7,754	3,790	1,048	(32)	17,185

Disclosure Of Detailed Information About Income Associated With Ordinary Income Text Block [Text Block]
The following table provides information on the ordinary income that is expected to be recognized on the contracts in force as of December 31, 2018:

	Up to 1 year	1 to 2 years	More than 2 years	Total

Ordinary income expected to be recognized on the contracts as of December 31, 2018	1,655	377	761	2,793

Disclosure Of Detailed Information On Fees And Commissions Text Block [Text Block]
Fees and commission income from contracts with customers recognized under IAS 18 as of December 31, 2017 are detailed below:

	December 31, 2017	December 31, 2016
Commission income – Loans & commitments, net	476	1,126
Commission income - Letters of credit	10,430	7,458
Commission income - Structuring	6,608	5,722
Total	17,514	14,306